Debt (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	$ 3,424,000,000	$ 3,414,000,000
Debt (Textuals) [Abstract]
Principal outstanding of Subordinated Debentures	750,000,000
Interest rate of convertible subordinated debt over LIBOR	2.23%
Interest rate of convertible subordinated debt LIBOR rate plus an annual percentage after year five following the balance sheet date	LIBOR + 2.23%
Convertible Subordinated Debentures Redeemable Percentage Of Principal	100.00%
Percentage of Tangible Common Equity To Total Adjusted Assets	less than 4 percent
Number of months prior to trigger determination date decline in tangible common equity	18
Percentage of Decline in Tangible Common Equity	10.00%
Total bank lines of credit of the company	7,500,000,000	10,600,000,000
Unutilized total credit lines	2,900,000,000	6,500,000,000
Fees to maintain credit lines	22,200,000,000	7,700,000,000
Lines of credit facility remaining borrowing capacity supporting commercial paper borrowings	2,900,000,000	5,700,000,000
Line of Credit Facility financial covenants consolidated tangible net worth required	4,100,000,000
Line of credit facility financial covenants combined earnings and fixed charges to fixed charges ratio required	0.0125
Total Interest Paid	2,400,000,000	2,400,000,000	2,300,000,000
Line of credit facility expiration amount				2,600,000,000	2,000,000,000	2,900,000,000
Face amount of eligible notes issued from the Charge Trust			3,000,000,000
Face amount of eligible notes draw downs	$ 3,000,000,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%